Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (13,718)	$ (2,779)	$ (1,489)
Interest on Series A Notes, net	(5,494)	(6,112)	(6,565)
Interest on short-term bank credit and loans	(9,073)	(8,432)	(5,457)
Guarantees	(9,027)	(7,105)	(7,465)
Loss from exchange rate differences, net	(3,362)	(4,487)	(2,224)
Other	(5,807)	(7,148)	(2,030)
Interest Expense, Total	(46,481)	(36,063)	(25,230)
Interest on cash, cash equivalents and bank deposits	1,115	751	933
Other	1,305	810	555
Interest Income, Total	2,420	1,561	1,488
Financial expenses, net	$ (44,061)	$ (34,502)	$ (23,742)